COMMITMENTS AND CONTINGENCIES (Details Textual)																	1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Aug. 05, 2015 shares	Jan. 06, 2015 USD ($)	Jan. 06, 2015 TWD	Jul. 11, 2014 USD ($)	Jul. 11, 2014 TWD	Nov. 13, 2013 USD ($)	Nov. 13, 2013 TWD	Oct. 08, 2013 USD ($)	Oct. 08, 2013 TWD	Oct. 04, 2013 USD ($)	Oct. 04, 2013 TWD	Aug. 08, 2011	Jul. 08, 2011 USD ($)	Jul. 08, 2011 TWD	Apr. 04, 2010 USD ($)	Apr. 04, 2010 TWD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 TWD	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2013 TWD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 TWD	Dec. 31, 2014 TWD
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense																			$ 31,154	$ 61,348	$ 77,052	$ 119,195			$ 240,914	$ 321,604
Litigation Settlement, Amount		$ 13,276	TWD 400,000
Accrued Compensate Loss For Penalty																							$ 33,640	TWD 1,000,000
Loss Contingency Accrual																									$ 13,276			TWD 400,000
Lease Expiration Date																									Jun. 30, 2018
Depreciation																			29,474	$ 14,848	40,227	$ 30,565			$ 72,048	115,601
Servers Equipment [Member]
Commitments And Contingencies [Line Items]
Capital Leased Assets, Gross																			$ 175,602		175,602
Property, Plant and Equipment, Useful Life																			5 years
Depreciation																					$ 7,872
Nextlink Technology Co., Ltd [Member]
Commitments And Contingencies [Line Items]
Description of Lessee Leasing Arrangements, Capital Leases																			lease multiple servers from Nextlink for the period ranges from sixteen months to two years
NOW news Network [Member]
Commitments And Contingencies [Line Items]
Loss Contingency, Damages Sought, Value				$ 18,254	TWD 550,000
Loss Contingency, Damages Awarded, Value						$ 9,957	TWD 300,000
Penalty For Violation Of Act										$ 16,595	TWD 500,000
Accrued Compensate Loss For Penalty								$ 33,640	TWD 1,000,000														$ 33,640	TWD 1,000,000
Mr. Shu-sen Chang [Member]
Commitments And Contingencies [Line Items]
Penalty For Violation Of Act										$ 16,595	TWD 500,000
Yamedia [Member]
Commitments And Contingencies [Line Items]
Penalty For Violation Of Act								16,820	500,000
Legal Representative Of Yamedia [Member]
Commitments And Contingencies [Line Items]
Penalty For Violation Of Act								$ 16,820	TWD 500,000
Ms. Mei-hsin Wang [Member]
Commitments And Contingencies [Line Items]
Loss Contingency, Damages Sought, Value															$ 66,378	TWD 2,000,000
Loss Contingency, Damages Awarded, Value													$ 19,914	TWD 600,000
Loss Contingency, Actions Taken by Plaintiff												NOWnews Network appealed against the judgment of first instance to the Taiwan Superior Court (the “Superior Court”).
Litigation Settlement, Amount																	$ 9,957	TWD 300,000
Litigation Settlement, Expense																										$ 23,233	TWD 700,000
Five Companies [Member]
Commitments And Contingencies [Line Items]
Loss Contingency, Damages Sought, Value				$ 58,081	TWD 1,750,000
Eastern Television Co., Ltd [Member]
Commitments And Contingencies [Line Items]
Loss Contingency, Damages Awarded, Value						$ 9,957	TWD 300,000
Shares Of Nownews Network [Member] | Gamania Digital Entertainment Co. Ltd [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares	1,250,000
Shares Of Nownews Network [Member] | Ta Ya Venture Capital Co. Ltd. [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares	400,000
Shares Of Mr.Chen And Ms.Tu [Member] | Gamania Digital Entertainment Co. Ltd [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares	1,250,000
Shares Of Mr.Chen And Ms.Tu [Member] | Ta Ya Venture Capital Co. Ltd. [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares	400,000